J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Ultra-Short Income ETF

Supplement dated April 20, 2018

to the Prospectus and Summary Prospectus dated May 11, 2017, as supplemented

Effective immediately, the portfolio manager information for JPMorgan Ultra-Short Income ETF (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
James McNerny	2017	Managing Director
David Martucci	2017	Managing Director
Cecilia Junker	2017	Executive Director
Kyongsoo Noh	2017	Managing Director

In addition, the first three paragraphs in the section titled “The Fund’s Management and Administration — The Portfolio Managers” are hereby deleted in its entirety and replaced with the following:

The Portfolio Managers

The portfolio management team for the Fund utilizes a team based portfolio management approach and is comprised of James McNerny, Managing Director, David Martucci, Managing Director, Cecilia Junker, Executive Director and CFA charterholder and Kyongsoo Noh, Managing Director and CFA charterholder.

Mr. McNerny is the lead portfolio manager for the Fund and is primarily responsible for establishing and monitoring the investment strategy, utilizing the research and insight of credit analysts and the other portfolio managers in making day-to-day decisions regarding securities to be bought or sold by the Fund. An employee since 2000, Mr. McNerny is a portfolio manager within the Global Liquidity business. In this role, he oversees managed reserves portfolios, a strategy which focuses on high quality short-term fixed income investments. Previously, Mr. McNerny served as a fixed income portfolio manager and product specialist focusing on liquidity, short duration, broad market, extended market and total return products.

Mr. Martucci, Ms. Junker and Mr. Noh are co-managers of the Fund. In their roles as co-managers, they work closely with the lead portfolio manager to develop the investment strategy for the Fund. An employee since 2000, Mr. Martucci is the head of the managed reserves strategy and oversees the portfolio management team. Ms. Junker and Mr. Noh have a focus on the Fund’s investments in securitized products. An employee since 1987, Ms. Junker is a portfolio manager within the Global Liquidity business. In this role, she oversees managed reserves portfolios. Previously, Ms. Junker served as a portfolio manager within the U.S. Fixed Income Group, specializing in asset-backed and commercial mortgage-backed securities. An employee since 2000, Mr. Noh is a portfolio manager within the Global Liquidity business. In this role, he oversees managed reserves portfolios. Previously, Mr. Noh was a portfolio manager within the U.S. Fixed Income Group, specializing in asset-backed securities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

SUP-USIETF-418

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Ultra-Short Income ETF

Supplement dated April 20, 2018

to the Statement of Additional Information dated May 11, 2017, as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to each Fund covered by the supplement will be deleted in its entirety and replaced with the applicable information below.

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the Fund’s portfolio managers as of February 28, 2017:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Ultra-Short Income ETF
James McNerny	0	$0	0	$0	16	$6,083881
David Martucci	1	8,126,384	2	3,842,203	0	0
Cecilia Junker	0	0	0	0	44	15,645,052
Kyongsoo Noh	1	8,126,384	0	0	14	12,362,934

The following table shows information on the other accounts managed by the Fund’s portfolio managers that have advisory fees wholly or partly based on performance as of February 28, 2017:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Ultra-Short Income ETF
James McNerny	0	$0	0	$0	0	$0
David Martucci	0	0	0	0	0	0
Cecilia Junker	0	0	0	0	0	0
Kyongsoo Noh	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

SUP-SAI-USIETF-418

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of February 28, 2017:

Dollar Range of Securities in the Fund
	None	$1 - $10,000	$10,001- $50,000	$50,001 - $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Ultra-Short Income ETF
James McNerny	X
Dave Martucci	X
Cecilia Junker	X
Kyongsoo Noh	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE